Contract Liabilities	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Contract Liabilities

14 – CONTRACT LIABILITIES

Contract liabilities relate to deferred revenue from maintenance.

	Years ended
	March 31, 2020	March 31, 2019
	$	$
Balance beginning of the year	89,844	60,224
Aggregate amount of revenue recognized	(178,638)	(365,455)
Contract liabilities recognized	146,656	395,075
Balance, end of year	57,862	89,844

	March 31, 2020	March 31, 2019
	$	$
Current portion	57,862	89,844